INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Raw materials	$ 141,554	$ 199,174
Production supplies	202,924	209,396
Work in progress	84,644	70,625
Finished goods	721,267	769,558
Spare Parts	249,457	221,258
Total Inventories	$ 1,399,846	$ 1,470,011